DERIVATIVE LIABILITIES - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 09, 2020 USD ($)	Dec. 31, 2018 USD ($)
Embedded Derivative [Line Items]
Derivative Liability		$ 5,303,984	$ 7,717,150		$ 10,114,452
Change in fair value of derivative liability		(2,861,069)	(6,196,026)
Gain (loss) on embedded derivative, net		2,861,069	6,196,026
Convertible Debt | Global Ichiban Limited
Embedded Derivative [Line Items]
Derivative Liability			2,010,975
Fair value of embedded derivative		5,303,984
Convertible Debt | Global Ichiban Limited | GI Exchange Note
Embedded Derivative [Line Items]
Derivative Liability				$ 447,903
Convertible Debt | BD1
Embedded Derivative [Line Items]
Derivative Liability			$ 5,706,175
Embedded Derivative Financial Instruments | Convertible Debt | Global Ichiban Limited
Embedded Derivative [Line Items]
Change in fair value of derivative liability	$ 5,303,984	(2,845,106)
Gain (loss) on embedded derivative, net	$ (5,303,984)	2,845,106
Embedded Derivative Financial Instruments | Convertible Debt | BD1
Embedded Derivative [Line Items]
Change in fair value of derivative liability		5,706,175
Gain (loss) on embedded derivative, net		$ (5,706,175)
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | Global Ichiban Limited
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input		0.62	0.46
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | Global Ichiban Limited | GI Exchange Note
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0.49
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | BD1 | Minimum [Member]
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0.42
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | BD1 | Maximum
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0.46
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Discount Rate | Global Ichiban Limited
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0.12
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Discount Rate | Global Ichiban Limited | GI Exchange Note
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0.0152
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Discount Rate | BD1
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0.12
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Expected Dividend Rate | Global Ichiban Limited
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input		0	0
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Expected Dividend Rate | Global Ichiban Limited | GI Exchange Note
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Expected Dividend Rate | BD1
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0